Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone: 202.822.9611 Fax: 202.822.0140 www.stradley.com
Cillian M. Lynch, Esquire 202.419.8416 clynch@stradley.com

1933 Act Rule 485(a)
1933 Act File No. 002-97596
1940 Act File No. 811-04297

April 6, 2021
VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: VanEck Funds (“Trust” or “Registrant”)
File Nos. 002-97596 and 811-04297
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 164/165 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of the Amendment is to register shares of the Environmental Sustainability Fund, a new series of the Registrant (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Fabio Battaglia, Esq. at (215) 564-8077.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esq.

cc: Jonathan R. Simon

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